Segmented Information (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Non-current assets	$ 70,158,266	$ 75,990,281
Canada [Member]
Reserve Quantities [Line Items]
Non-current assets	472,435	587,684
United States [Member]
Reserve Quantities [Line Items]
Non-current assets	6,568,840	13,968,566
Mexico [Member]
Reserve Quantities [Line Items]
Non-current assets	$ 63,116,991	$ 61,434,031